CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
INTEREST AND DIVIDEND INCOME
Loans including fees		$ 6,921	$ 7,098
Federal funds sold			1
Interest-earning deposits with banks		19	162
Investments		247	297
Dividends on equity securities (restricted)		32	37
Total Interest and Dividend Income		7,219	7,595
INTEREST EXPENSE
Deposits		683	1,262
Borrowed funds		123	191
Total Interest Expense		806	1,453
NET INTEREST INCOME		6,413	6,142
PROVISION FOR LOAN LOSSES		186	1,000
PROVISION FOR LOAN LOSSES		6,227	5,142
NONINTEREST INCOME
Service charges and fees		832	851
Insurance and investment fees		226	132
Net gain on sales of available-for-sale securities	[1]		4
Other noninterest income		207	425
Total Noninterest Income		2,129	2,165
NONINTEREST EXPENSES
Salaries and employee benefits		3,079	3,501
Occupancy and equipment expense		1,176	1,113
Data processing and telecommunications		573	620
Other operating expenses		1,521	2,017
Total Noninterest Expenses		6,349	7,251
INCOME BEFORE INCOME TAXES		2,007	56
INCOME TAX EXPENSE		422	10
NET INCOME		$ 1,585	$ 46
Income Per Share
Basic and diluted		$ 0.07	$ 0.00
Average Weighted Shares of Common Stock
Basic and diluted		23,922,086	23,922,086

[1]	Not within the scope of ASU 2014-09